Long-Term Debt - Additional Information (Details) - Credit Suisse AG	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Credit facilities covenants	The loan also requires compliance with certain financial covenants. As of December 31, 2014, the facility was fully drawn and outstanding.
Covenant compliance	Navios Midstream was in compliance with the covenants as of December 31, 2014.